DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2024
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial instruments	NOTE 6 - DERIVATIVE FINANCIAL INSTRUMENTS

	30 June	30 June	31 December
USDm	2024	2023	2023

Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	0.3	26.9	1.7
Bunker swaps - fair value through profit and loss	-0.3	-5.7	-0.2
Bunker swaps - hedge accounting	0.1	-0.8	-0.5

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	-0.6	0.9	0.5
Interest rate swaps - hedge accounting	35.1	49.2	35.3
Total	34.6	70.5	36.8
Derivative financial instruments are recognized in the following balance sheet items:

	30 June	30 June	31 December
USDm	2024	2023	2023
Other receivables	35.5	77.1	37.6
Other liabilities	-0.9	-6.6	-0.8
Total	34.6	70.5	36.8
The fair value hierarchy for the above derivative financial instruments is Level 2.
There are no changes in the methods and assumptions used in determining the fair value of the financial instruments. Please refer to the Annual Report 2023, page 190.